Disclosures on reserves in Equity (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disclosure of Disclosures on equity [Line Items]
Net Financial Debt	$ (1,105,095)	$ (719,810)
Capital Management [Member]
Disclosure of Disclosures on equity [Line Items]
Net Financial Debt	$ 1,074,020	$ 681,912
Liquidity	5.40	3.45
Return on equity	7.79	13.15
Adjusted EBITDA	$ 579,765	$ 644,223
EBITDA	$ 524,650	$ 668,912
ROA	9.83	12.76
Indebtedness	0.50	0.32
Description Net Financial Debt	Financial Debt – Financial Resources
Description Liquidity	Current Assets divided by Current Liabilities
Description ROE	Profit for the year divided by Total Equity
Description adjusted EBITDA	Adjusted EBITDA
Description EBITDA	EBITDA
Description ROA	Adjusted EBITDA – Depreciation divided by Total Assets net of financial resources less related parties’ investments
Description Indebtedness	Total Liabilities on Equity
Calculation Net Financial Debt	Other current Financial Liabilities + Other Non-Current Financial Liabilities– Cash and Cash Equivalents – Other Current Financial Assets – Hedging Assets, non-current
Calculation Liquidity	Total Current Assets / Total Current Liabilities
Calculation ROE	LTM(2) Profit for the year / Equity
Calculation Adjusted EBITDA	Profit for the year + Depreciation and Amortization Expenses + Finance Costs + Income Tax – Other income and Share of profit of associates and joint ventures + Other expenses – Finance income – Currency differences
Calculation EBITDA	Profit for the year + Depreciation and Amortization Expenses + Finance Costs + Income Tax
Calculation ROA	(LTM Gross Profit – Administrative Expenses)/ (Total Assets – Cash and Cash Equivalents – Other Current Financial Assets – Other Non-Current Financial Assets – Equity-accounted Investments)
Calculation Indebtedness	Total Liabilities / Total Equity